   As filed with the Securities and Exchange Commission on February 28, 2000

                                                       Registration No. 33-77878

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A,
                         formerly, NASL Variable Account
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA formerly, North American Security Life Insurance Company
                               (Name of Depositor)


                               500 Boylston Street
                        Boston, Massachusetts 02116-3739

              (Address of Depositor's Principal Executive Offices)


                                 (617) 663-3000

               (Depositor's Telephone Number Including Area Code)


                                                         Copy to:
            James D. Gallagher                     J. Sumner Jones, Esq.
      Vice President, Secretary and                Jones & Blouch, L.L.P.
             General Counsel                  1025 Thomas Jefferson Street, N.W.
The Manufacturers Life Insurance Company            Washington, DC 20007
            of North America
           73 Tremont Street
      Boston, Massachusetts  02108
(Name and Address of Agent for  Service)

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485

     ___ on [date] pursuant to paragraph (b) of Rule 485

     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _X_ on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-55712

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 Item
Part A      Caption in Prospectus
------      ---------------------
1.......... Cover Page
2.......... Appendix A: Special Terms
3.......... Summary
4.......... Performance Data
5.......... General Information about Us, The Variable Account, and The Trust
6.......... Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal
            Charges; Administration Fees; Distribution Fee; Mortality and Expense Risks Charge;
            Taxes; Appendix C: Examples of Calculation of Withdrawal Charges; Expenses of
            Distributing Contracts
7.......... Accumulation Period Provisions; Our Approval;
            Purchase Payments; Accumulation Units; Net Investment
            Factor; Transfers Among Investment Options; Telephone
            Transactions; Special Transfer Services - Dollar Cost
            Averaging; Asset Rebalancing Program; Withdrawals;
            Special Withdrawal Services - the Income Plan;
            Contract Owner Inquiries; Other Contract Provisions;
            Ownership; Beneficiary; Modification
8.......... Pay-out Period Provisions; General; Annuity Options;
            Determination of Amount of the First Variable Annuity
            Benefit Payment; Annuity Units and the Determination
            of Subsequent Variable Annuity Benefit Payments;
            Transfers During the Pay-out Period
9.......... Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay-out
            Period Provisions; Death Benefit During the Pay-out Period
10......... Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of
            Accumulation Units; Net Investment Factor; Distribution of Contracts
11......... Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation
            Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to
            Review
12......... Federal Tax Matters; Introduction;  Our Tax Status; Taxation of Annuities in General;
            Diversification Requirements; Qualified Retirement Plans
13......... Legal Proceedings
14......... Statement of Additional Information - Table of Contents


N-4 Item
Part B      Caption in Statement of Additional Information
------      -----------------------------------------------

15......... Cover Page
16......... Table of Contents
17......... General History and Information
18......... Services-Independent Auditors; Services-Servicing Agent
19......... Not Applicable
20......... Services - Principal Underwriter
21......... Performance Data
22......... Not Applicable
23......... Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
 500 Boylston Street, Suite 400                      Post Office Box 9230
Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205-9230
         (617) 663-3000
         (800) 344-1029



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            The Manufacturers Life Insurance Company of North America

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of North America ("WE" or "us"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the state of Washington.

         - Contract values and annuity benefit payments are based upon forty investment options. Thirty-eight options are variable and two are fixed account options.

         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "Trust"). We will provide the contract owner ("you") a prospectus for the Trust with this Prospectus.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.


         -   Special terms are defined in a glossary in Appendix A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         - Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

         - The SEC maintains a Web site (HTTP://WWW.SEC.GOV) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.



                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


         General Information and History........................    3
         Performance Data.......................................    3
         Service
                  Independent Auditors..........................    15
                  Servicing Agent...............................    15
         Principal Underwriter..................................    16
         Financial Statements...................................    17


                   The date of this Prospectus is May 1, 2000

                                TABLE OF CONTENTS



SUMMARY...................................................    4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE TRUST............................    9
     The Manufacturers Life Insurance Company of North
     America..............................................    9
     The Variable Account ................................   10
     The Trust............................................   10
DESCRIPTION OF THE CONTRACT ..............................   14
   ACCUMULATION PERIOD PROVISIONS ........................   14
     Purchase Payments ...................................   14
     Accumulation Units ..................................   15
     Value of Accumulation Units .........................   15
     Net Investment Factor ...............................   15
     Transfers Among Investment Options ..................   16
     Maximum Number of Investment Options.................   16
     Telephone Transactions ..............................   16
     Special Transfer Services - Dollar Cost Averaging....   16
     Asset Rebalancing Program............................   17
     Withdrawals..........................................   17
     Special Withdrawal Services - the Income Plan .......   18
     Death Benefit During the Accumulation Period.........   19
   PAY-OUT PERIOD PROVISIONS .............................   22
     General .............................................   22
     Annuity Options .....................................   22
     Determination of Amount of the First Variable
     Annuity Benefit Payment..............................   23
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ................   23
     Transfers During the Pay-out Period .................   24
     Death Benefit During the Pay-out Period..............   24
   OTHER CONTRACT PROVISIONS .............................   24
     Ten Day Right to Review .............................   24
     Ownership ...........................................   24
     Annuitant ...........................................   25
     Beneficiary .........................................   25
     Modification ........................................   25
     Our Approval ........................................   25
     Misstatement and Proof of Age, Sex or Survival.......   26
   FIXED ACCOUNT INVESTMENT OPTIONS.......................   26
CHARGES AND DEDUCTIONS ...................................   28
     Withdrawal Charges ..................................   28
     Reduction or Elimination of Withdrawal Charges ......   29
     Administration Fees..................................   29
     Distribution Fee.....................................   29
     Mortality and Expense Risks Charge ..................   30
     Taxes ...............................................   30
     Expenses of Distributing Contracts...................   30
FEDERAL TAX MATTERS ......................................   30
   INTRODUCTION ..........................................   30
   OUR TAX STATUS ........................................   31
   TAXATION OF ANNUITIES IN GENERAL ......................   31
     Tax Deferral During Accumulation Period .............   31
     Taxation of Partial and Full Withdrawals ............   32
     Taxation of Annuity Benefit Payments ................   33
     Taxation of Death Benefit Proceeds ..................   33
     Penalty Tax on Premature Distributions ..............   34
     Aggregation of Contracts ............................   34
   QUALIFIED RETIREMENT PLANS ............................   34
     Direct Rollovers ....................................   35
     Loans................................................   18
   FEDERAL INCOME TAX WITHHOLDING.........................   36
GENERAL MATTERS...........................................   36
     Performance Data.....................................   36
     Asset Allocation and Timing Services.................   36
     Restrictions under the Texas Optional
       Retirement Program.................................   37
     Distribution of Contracts ...........................   37
     Contract Owner Inquiries.............................   37
     Confirmation Statements..............................   37
     Legal Proceedings ...................................   37
     Year 2000 Issues.....................................   38
     Cancellation of the Contract.........................   39
     Voting Interest......................................   39
APPENDIX A:  SPECIAL TERMS................................  A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
     RELATING TO THE CONTRACT.............................  B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
     WITHDRAWAL CHARGE....................................  C-1
APPENDIX D: STATE PREMIUM TAXES...........................  D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY
     AGE..................................................  E-1
APPENDIX F: PRIOR CONTRACTS (VV CONTRACTS)................  F-1
APPENDIX G: QUALIFIED PLAN TYPES..........................  G-1

SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.


INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-eight Variable Account investment options and two fixed account investment options are available under the contract. Each of the thirty-eight Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.



CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract own who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix F for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES

For contracts issued on or after November 1, 1996 -
         Deferred sales load (withdrawal charge as percentage of
           purchase payments) --   NONE


For contracts issued prior to November 1, 1996 -
         Deferred sales load (withdrawal charge as percentage of purchase payments):


                                                     For Contracts Issued
           Number of Complete Years                Prior to November 1, 1996
         Purchase Payment in Contract            Withdrawal Charge Percentage
--------------------------------------------------------------------------------
                   0                                       3%
                   1                                       3%
                   2                                       3%
                   3+                                      0%


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


Mortality and expense risks fee.............................         1.25%

Administration fee .........................................         0.25%
Distribution fee............................................         0.15%

Total Separate Account Annual Expenses......................         1.65%

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31 1999)




                                                                                       TOTAL TRUST
                                                            OTHER EXPENSES            ANNUAL EXPENSES
                                         MANAGEMENT         (AFTER EXPENSE            (AFTER EXPENSE
TRUST PORTFOLIO                             FEES            REIMBURSEMENT)             REIMBURSEMENT)
------------------------------------     ----------         --------------            ----------------
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%F               0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%A                    1.300%E
Mid Cap Growth......................       0.950%F               0.070%                     1.020%
Mid Cap Stock.......................       0.925%                0.100%A                    1.025%E
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%A                    1.230%E
Mid Cap Blend.......................       0.850%F               0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%F               0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%F               0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%A                    0.945%E
Equity-Income.......................       0.875%F               0.060%                     0.935%
Income & Value......................       0.800%F               0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%A                    0.835%E
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Lifestyle Aggressive 1000D..........       0.075%                1.060%B                    1.135%C
Lifestyle Growth 820D...............       0.057%                0.990%B                    1.047%C
Lifestyle Balanced 640D.............       0.057%                0.910%B                    0.967%C
Lifestyle Moderate 460D.............       0.066%                0.860%B                    0.926%C
Lifestyle Conservative 280D.........       0.075%                0.780%B                    0.855%C


A Based on estimates to be made during the current fiscal year.
B Reflects expenses of the Underlying Portfolios.
C The investment adviser to the Trust, Manufacturers Securities Services, LLC
  ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as noted below. This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.03% higher, except for the Lifestyle Growth 820 Trust and Lifestyle Moderate 460 Trust, which would be 0.04% higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:


                                          MANAGEMENT             OTHER               TOTAL TRUST
TRUST PORTFOLIO                              FEES               EXPENSES           ANNUAL EXPENSES
------------------------------------      ----------            --------           ---------------
Lifestyle Aggressive 1000...........       0.075%                1.090%                1.165%
Lifestyle Growth 820................       0.057%                1.030%                1.087%

Lifestyle Balanced 640..............       0.057%                0.940%                0.997%
Lifestyle Moderate 460..............       0.066%                0.900%                0.966%
Lifestyle Conservative 280..........       0.075%                0.810%                0.885%

If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust including the advisory fee but excluding: (a) the expenses of the underlying portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less then 0.075%, then no expenses will be reimbursed by the Adviser.

D Each Lifestyle Trust will invest in shares of the Underlying Portfolios.
  Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.
E Annualized - For the period May 1, 1999 (commencement of operations) to
  December 31, 1999. F Management Fees changed effective May 1, 1999. Fees shown are the current management fees.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period: (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table for expenses if you selected an annuity benefit payment option or did not surrender at the end of the applicable time period.)



TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS          10 YEARS
------------------------------------    ------          -------           -------          --------
Pacific Rim Emerging Markets........     $56              $115              $146             $309
Science & Technology................      56               116               148              314
International Small Cap.............      58               122               159              334
Aggressive Growth...................      56               115               147              311
Emerging Small Company..............      56               115               146              310
Small Company Blend.................      57               120               155              327
Mid Cap Growth......................      55               112               141              300
Mid Cap Stock.......................      55               112               142              301
Overseas............................      57               118               151              319
International Stock.................      57               119               153              322
International Value.................      57               118               152              320
Mid Cap Blend.......................      54               109               136              290
Small Company Value.................      57               118               151              319
Global Equity.......................      55               113               143              304
Growth..............................      54               109               136              289
Large Cap Growth....................      54               111               139              296
Quantitative Equity.................      52               105               129              275
Blue Chip Growth....................      54               109               137              291
Real Estate Securities..............      52               105               129              276
Value...............................      53               108               134              286
Growth & Income.....................      53               106               131              279
U.S. Large Cap Value................      54               110               138              293
Equity-Income.......................      54               110               137              292
Income & Value......................      53               108               135              287
Balanced............................      53               108               134              286
High Yield..........................      53               107               133              283
Strategic Bond......................      53               108               134              286
Global Bond.........................      54               111               140              296
Total Return........................      53               107               132              282
Investment Quality Bond.............      52               105               129              276
Diversified Bond....................      53               107               133              283
U.S. Government Securities..........      52               103               127              271


Money Market........................      50                98               118              253
Lifestyle Aggressive 1000...........      56               115               147              311
Lifestyle Growth 820................      55               113               143              303
Lifestyle Balanced 640..............      54               111               139              295
Lifestyle Moderate 460..............      54               109               137              291
Lifestyle Conservative 280..........      53               107               133              284



You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                         1 YEAR           3 YEARS          5 YEARS          10 YEARS
------------------------------------    ------           -------          -------          --------
Pacific Rim Emerging Markets........     $28               $86              $146             $309
Science & Technology................      28                87               148              314
International Small Cap.............      30                93               159              334
Aggressive Growth...................      28                86               147              311
Emerging Small Company..............      28                86               146              310
Small Company Blend.................      30                91               155              327
Mid Cap Growth......................      27                83               141              300
Mid Cap Stock.......................      27                83               142              301
Overseas............................      29                89               151              319
International Stock.................      29                90               153              322
International Value.................      29                89               152              320
Mid Cap Blend.......................      26                80               136              290
Small Company Value.................      29                89               151              319
Global Equity.......................      27                84               143              304
Growth..............................      26                79               136              289
Large Cap Growth....................      27                82               139              296
Quantitative Equity.................      24                75               129              275
Blue Chip Growth....................      26                80               137              291
Real Estate Securities..............      25                75               129              276
Value...............................      26                78               134              286
Growth & Income.....................      25                76               131              279
U.S. Large Cap Value................      26                81               138              293
Equity-Income.......................      26                80               137              292
Income & Value......................      26                79               135              287
Balanced............................      26                78               134              286
High Yield..........................      25                78               133              283
Strategic Bond......................      26                78               134              286
Global Bond.........................      27                82               140              296
Total Return........................      25                77               132              282
Investment Quality Bond.............      25                75               129              276
Diversified Bond....................      25                78               133              283
U.S. Government Securities..........      24                74               127              271
Money Market........................      22                69               118              253
Lifestyle Aggressive 1000...........      28                86               147              311
Lifestyle Growth 820................      27                84               143              303
Lifestyle Balanced 640..............      26                81               139              295
Lifestyle Moderate 460..............      26                80               137              291
Lifestyle Conservative 280..........      25                78               133              284


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD

NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE  TRUST


================================================================================
We are an indirect subsidiary of MFC.
================================================================================


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston St, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

THE VARIABLE ACCOUNT

         We established the Variable Account on August 24,1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has thirty-eight sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

THE TRUST


         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust, and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



         The Trust currently has sixteen subadvisers who manage all of the portfolios one of which is Manufacturers Adviser Corporation. Both MSS and Manufacturers Adviser Corporation are affiliates of ours:


SUBADVISER                                           TRUST PORTFOLIOS MANAGED
----------                                           ------------------------
A I M Capital Management, Inc.                       Aggressive Growth Trust
                                                     Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC              Small Company Value Trust

Capital Guardian Trust Company                       Small Company Blend Trust
                                                     U.S. Large Cap Value Trust
                                                     Income & Value Trust
                                                     Diversified Bond Trust

Fidelity Management Trust Company                    Overseas Trust
                                                     Mid Cap Blend Trust
                                                     Large Cap Growth Trust

Founders Asset Management LLC                        International Small Cap Trust
                                                     Balanced Trust

Franklin Advisers, Inc.                              Emerging Small Company Trust

Manufacturers Adviser Corporation                    Pacific Rim Emerging Markets Trust
                                                     Quantitative Equity Trust
                                                     Real Estate Securities Trust
                                                     Money Market Trust
                                                     Lifestyle Trusts (A)

Miller Anderson & Sherrerd, LLP                      Value Trust
                                                     High Yield Trust

Morgan Stanley Asset Management Inc.                 Global Equity Trust

Pacific Investment Management Company                Global Bond Trust
                                                     Total Return Trust

Rowe Price-Fleming International, Inc.               International Stock Trust

Salomon Brothers Asset Management Inc                Strategic Bond Trust
                                                     U.S. Government Securities Trust

State Street Global Advisors                         Growth Trust
                                                     Lifestyle Trusts (A)

T. Rowe Price Associates, Inc.                       Science & Technology Trust
                                                     Blue Chip Growth Trust
                                                     Equity-Income Trust

Templeton Investment Counsel, Inc.                   International Value Trust

Wellington Management Company, LLP                   Mid Cap Stock Trust
                                                     Growth & Income Trust
                                                     Investment Quality Bond Trust

A State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.


         The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


         The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.


         The MID CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.


         The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs). The portfolio expects to invest primarily in equity securities.


         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.


         The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the U.S.


         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.


         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.


         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


         The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-tem growth of capital and income by investing the portfolio's assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.



         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed income securities.


         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.



         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on the subadviser's forecast for interest rates.


         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


         The DIVERSIFIED BOND TRUST seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.


         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "investment account" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "accumulation units" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS


         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.


NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -   Where (a) is:

             - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

             - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

TRANSFERS AMONG INVESTMENT OPTIONS


         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.)



Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).


MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including the one year fixed account investment option) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

================================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
================================================================================

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -   trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "Federal Tax Matters" below) . Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "Qualified Plan Types").


================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.


================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


DEATH BENEFIT DURING THE ACCUMULATION PERIOD


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS"). See Appendix F for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

         -   the contract value or

         -   the excess of (i) over (ii), where

         - (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

         - (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

         If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

         -    the contract value or

         -    the excess of the sum of all purchase payments over the sum of:

              - any amounts deducted in connection with partial withdrawals (including amounts deducted in connection with partial withdrawals other than annual administration fees and amounts applied under an annuity option under the contract) and

              -   any amounts applied under an annuity benefit option.

         If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -   a certified copy of a death certificate;
         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         -   any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -   The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -   No additional purchase payments may be made.


         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

GENERAL


         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         The following annuity options are guaranteed in the contract.

         OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. See Appendix F for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).


         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

TRANSFERS DURING PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:


         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995 , we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.

================================================================================
Fixed account investment options guarantee interest of at least 3% .
================================================================================


         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, in states where approved by the state insurance department, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. See Appendix F for information on guaranteed rate of interest applicable to certain prior contracts and to contracts sold in the state of Washington. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.


         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "Qualified Plan Types").


         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

================================================================================
Some old contracts have withdrawal charges; new ones do not.
================================================================================

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see Appendix C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
================================================================================

ADMINISTRATION FEES

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.


MORTALITY AND EXPENSE RISKS CHARGE


         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risks charge is not assessed against the fixed account investment options


================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -  establishment or maintenance of the Variable Account,
         -  receipt of purchase payments,
         -  issuance of the contracts, or
         -  commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS


         MSS, the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.


                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,
         -  certain qualified contracts,
         - certain contracts purchased by employers upon the termination of certain qualified plans,
         - certain contracts used in connection with structured settlement agreements, and
         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING

TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.



         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

TAXATION OF ANNUITY BENEFIT PAYMENTS


         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

================================================================================
Withdrawals prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         -   received on or after the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company
(or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("qualified plans"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix G to this Prospectus. Appendix G also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -   received on or after the contract owner reaches age 59 1/2,
         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or
         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS
         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "loan rules"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.


================================================================================
We may be required to withhold amounts from some payments for Federal income tax payments.
================================================================================

FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

          - termination of employment in the Texas public institutions of higher education,
          -   retirement,
          -   death, or
          -   the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.


================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

DISTRIBUTION OF CONTRACTS


         Manufacturers Ssecurities Services, LLC ("MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.


CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES


         The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.


CANCELLATION OF THE CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:


ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.


ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

THE CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and two fixed investment options under the contract.

LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B


              TABLE OF ACCUMULATION VALUES RELATING TO THE CONTRACT


SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                        START OF YEAR(A)             END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000                $ 8.160547                     92,489.680
1998                                          8.160547                  7.656925                    146,258.768
1999                                          7.656925                 12.267100                    322,514.472
----------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000                $13.613317                    355,255.526
1998                                         13.613317                 19.191525                    674,168.571
1999                                         19.191525                 37.660683                  1,436,589.022
----------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000                $13.465203                    224,018.261
1997                                         13.465203                 13.348864                    193,834.190
1998                                         13.348864                 14.687879                    258,056.613
1999                                         14.687879                 26.718058                    379,904.401
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                        $12.500000                $12.296448                    270,398.951
1998                                         12.296448                 12.617679                    465,435.110
1999                                         12.617679                 16.504105                    552,060.070
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                        $12.500000                $14.537900                    161,450.115
1998                                         14.537900                 14.310172                    310,758.065
1999                                         14.310172                 24.427201                    286,641.557
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                        $12.500000                $15.895877                    104,107.273
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
1996                                        $12.500000                $13.188627                    587,704.824
1997                                         13.188627                 14.952186                    550,309.278
1998                                         14.952186                 18.869029                    909,754.925
1999                                         18.869029                 26.855000                  1,112,356.278
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                        $12.500000                $12.462837                    129,674.417
----------------------------------------------------------------------------------------------------------------------
Overseas
1995                                        $10.000000                $10.528678                    178,852.062
1996                                         10.528678                 11.660474                    351,591.394
1997                                         11.660474                 11.460078                    374,473.198
1998                                         11.460078                 12.168562                    617,029.124
1999                                         12.168562                 16.833813                    885,837.752
----------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000                $12.620816                    240,538.835
1998                                         12.620816                 14.265882                    430,101.363
1999                                         14.265882                 18.202233                   589,229,.912
----------------------------------------------------------------------------------------------------------------------
International Value
1999                                        $12.500000                 $12.83881                     85,805.983
----------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
1994                                        $10.675585                $10.965867                     36,324.491
1995                                         10.965867                 15.402974                    663,652.478
1996                                         15.402974                 18.199588                  1,024,727.992
1997                                         18.199588                 21.347335                    710,225.513
1998                                         21.347335                 22.973151                  1,192,385.855
1999                                         22.973151                 28.867552                  1,071,824.967
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)            END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000                $11.890948                   121,356.238
1998                                         11.890948                 11.143828                   753,524.163
1999                                         11.143828                 11.837890                   547,174.367
----------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $13.117996                $12.153179                    49,050.593
1995                                         12.153179                 12.872711                   361,285.266
1996                                         12.872711                 14.257610                   622,699.384
1997                                         14.257610                 16.941296                   452,078.125
1998                                         16.941296                 18.706100                   900,761.542
1999                                         18.706100                 19.073534                 1,126,476.045
----------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000                $13.711434                   136,813.299
1997                                         13.711434                 16.906185                   432,054.497
1998                                         16.906185                 20.612746                   789,132.498
1999                                         20.612746                 26.855000                 1,112,356.278
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1994                                        $10.444531                $10.303433                     7,523.248
1995                                         10.303433                 12.443644                    67,382.620
1996                                         12.443644                 13.829135                   119,961.606
1997                                         13.829135                 16.200363                    57,970.102
1998                                         16.200363                 18.982681                   130,457.346
1999                                         18.982681                 23.393391                   380,091.954
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000                $16.067235                   192,717.960
1998                                         16.067235                 19.968902                   468,687.291
1999                                         19.968902                 24.022598                   901,180.009
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044                $ 9.280989                    18,796.455
1995                                          9.280989                 11.551552                   274,368.201
1996                                         11.551552                 14.303631                   673,370.337
1997                                         14.303631                 17.859518                 1,129,154.033
1998                                         17.859518                 22.573222                 2,444,541.966
1999                                         22.573222                 26.518360                 3,079,280.538
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000                $14.912035                   194,806.572
1998                                         14.912035                 12.255908                   297,723.946
1999                                         12.255908                 11.090818                   226,692.229
----------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000                $15.019763                   532,115.531
1998                                         15.019763                 14.519332                 1,143,817.237
1999                                         14.519332                 13.883152                 1,022,887.843
----------------------------------------------------------------------------------------------------------------------
Growth & Income
1994                                        $10.576574                $10.436393                    24,644.881
1995                                         10.436393                 13.263871                   448,739.926
1996                                         13.263871                 16.024067                 1,043,469.657
1997                                         16.024067                 20.936844                 1,453,214.116
1998                                         20.936844                 26.056725                 3,147,982.577
1999                                         26.056725                 30.467742                 4,219,095.207
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                        $12.500000                $12.700198                   662,117.758
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                        START OF YEAR(A)             END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086                $10.578121                   31,102.019
1995                                         10.578121                 12.870851                  375,815.524
1996                                         12.870851                 15.172018                  833,362.583
1997                                         15.172018                 19.357272                  973,290.243
1998                                         19.357272                 20.794388                1,719,624.978
1999                                         20.794388                 21.149570                1,586,409.600
----------------------------------------------------------------------------------------------------------------------
Income & Value
1994                                        $10.269505                $10.156264                   19,952.394
1995                                         10.156264                 12.056663                  205,665.149
1996                                         12.056663                 13.039212                  340,400.940
1997                                         13.039212                 14.861563                  176,904.939
1998                                         14.861563                 16.824988                  449,891.382
1999                                         16.824988                 17.986686                  771,920.090
----------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000                $14.573591                  209,560.113
1998                                         14.573591                 16.377624                  683,342.735
1999                                         16.377624                 15.843343                  782,138.303
----------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000                $13.856003                  531,676.796
1998                                         13.856003                 14.008370                1,741,127.736
1999                                         14.008370                 14.881850                1,380,131.201
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498                $ 9.897404                    9,621.542
1995                                          9.897404                 11.607403                  146,877.133
1996                                         11.607403                 13.093621                  470,296.507
1997                                         13.093621                 14.293477                  681,451.817
1998                                         14.293477                 14.243718                1,092,910.900
1999                                         14.243718                 14.321908                  945,776.422
----------------------------------------------------------------------------------------------------------------------
Global Bond
1994                                        $10.345362                $10.262238                    6,324.370
1995                                         10.262238                 12.434811                  108,887.995
1996                                         12.434811                 13.821405                  236,432.653
1997                                         13.821405                 13.995892                  542,434.525
1998                                         13.995892                 14.814388                  196,058.554
1999                                         14.814388                 13.599529                  206,366.445
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855                $ 9.713969                    5,980.272
1995                                          9.713969                 11.417606                  143,843.254
1996                                         11.417606                 11.519237                  359,256.707
1997                                         11.519237                 12.435620                  262,883.942
1998                                         12.435620                 13.299876                  855,003.631
1999                                         13.299876                 12.847911                1,129,566.354
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
1994                                        $10.124972                $10.050011                    2,989.757
1995                                         10.050011                 11.672867                  123,692.494
1996                                         11.672867                 12.287873                  193,254.830
1997                                         12.287873                 13.469181                   98,739.766
1998                                         13.469181                 14.663990                  261,092.778
1999                                         14.663990                 14.527388                  292,613.312
----------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)            END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                         $10.033365               $ 9.968713                    17,964.448
1995                                           9.968713                11.333420                   218,996.714
1996                                          11.333420                11.522857                   283,607.608
1997                                          11.522857                12.294922                   291,264.608
1998                                          12.294922                12.999698                   909,940.877
1999                                          12.999698                12.757839                   986,798.366
----------------------------------------------------------------------------------------------------------------------
Money Market
1994                                         $10.172129               $10.290731                    46,595.747
1995                                          10.290731                10.692803                   282,116.623
1996                                          10.692803                11.048244                   516,160.781
1997                                          11.048244                11.427217                 1,222,689.467
1998                                          11.427217                11.811952                 3,637,922.565
1999                                          11.811952                12.153141                 6,264,766.906
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                         $12.500000               $13.635694                   206,171.846
1998                                          13.635694                14.064128                   276,086.785
1999                                          14.064128                15.855076                   169,802.704
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                         $12.500000               $13.998474                   223,792.942
1998                                          13.998474                14.623605                 1,903,948.071
1999                                          14.623605                16.767184                 1,241,961.810
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                         $12.500000               $14.031517                 1,456,423.208
1998                                          14.031517                14.591457                 2,558,525.534
1999                                          14.591457                16.136115                 1,808,450.426
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                         $12.500000               $13.981923                   486,907.289
1998                                          13.981923                15.096548                 1,304,937.192
1999                                          15.096548                16.021927                 1,092,440.188
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                         $12.500000               $13.790807                   202,270.252
1998                                          13.790807                14.950846                   766,504.994
1999                                          14.950846                15.324704                   776,422.562
----------------------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:

*    Overseas Trust where units were first credited on January 9, 1995;
* Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;
*    Growth Trust where units were first credited on July 15, 1996;
* Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, and High Yield Trusts where units were first credited on January 1, 1997;
* Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;
* Small Company Value Trust where units were first credited on October 1, 1997; and
* Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX C


                 EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE(A)

(A) Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.


Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                       HYPOTHETICAL              FREE              PURCHASE
    CONTRACT             CONTRACT             WITHDRAWAL           PAYMENTS                    WITHDRAWAL
      YEAR                 VALUE                AMOUNT            LIQUIDATED                     CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                                       PERCENT            AMOUNT
                                                                                       -------            ------
        1                 55,000                5,000(a)           50,000                3%               1,500
        2                 50,500                5,000(b)           45,500                3%               1,365
        3                 60,000               10,000(c)           50,000                3%               1,500
        4                 70,000               20,000(d)           50,000                0%                   0

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


     HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE             PURCHASE
       CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS                   WITHDRAWAL
         VALUE                                    AMOUNT           LIQUIDATED                    CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                                       PERCENT           AMOUNT
                                                                                       -------           ------
        65,000                2,000             15,000(a)                 0             3%                   0
        49,000                5,000              3,000(b)             2,000             3%                  60
        52,000                7,000              4,000(c)             3,000             3%                  90
        44,000                8,000                  0(d)             8,000             3%                 240

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000 < 0). Hence the free withdrawal amount is $4,000.
     Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                             TAX RATE

                                                                   QUALIFIED           NON-QUALIFIED
STATE                                                              CONTRACTS             CONTRACTS
------------------------------------------------------------------------------------------------------
CALIFORNIA...........................................                 .50%                 2.35%
DISTRICT OF COLUMBIA.................................                2.25%                 2.25%
MAINE................................................                 .00%                 2.00%
NEVADA...............................................                 .00%                 3.50%
PUERTO RICO..........................................                1.00%                 1.00%
SOUTH DAKOTA*........................................                 .00%                 1.25%
WEST VIRGINIA........................................                1.00%                 1.00%
WYOMING..............................................                 .00%                 1.00%



* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

            ISSUE AGE                            MAXIMUM MATURITY AGE
--------------------------------------------------------------------------------
             70 or less                                  85
             71-75                                       86
             76-80                                       88
             81-85                                       90
             86-90                                       93
             91-93                                       96
             94-95                                       98
             96-97                                       99
             98-99                                      101
             100-101                                    102
             102                                        103
             103                                        104
             104                                        105
             105                                        106

     It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

     If contracts are issued with annuitants over age 96, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 3-year withdrawal charge schedule of the contract.

                                   APPENDIX F

                         PRIOR CONTRACTS (VV CONTRACTS)

PRIOR CONTRACTS


     This Appendix sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the state of Washington ("PRIOR CONTRACTS" or "VV CONTRACTS") and which were previously sold in other states during the period April, 1993 to March, 1998. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.


DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS

Death of Last Surviving Annuitant (Where the Annuitant Was Not an Owner)

     We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :

          *  the annuitant dies before the maturity date,
          *  the annuitant is not an owner,
          *  there is no surviving co-annuitant, and
          *  no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

          * receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or

          * continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.

Death of Owner

     Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

          *  an owner dies before the maturity date,
          *  the deceased owner is an annuitant, and
          *  there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

          * the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or

          * the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

     Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners):

     If:

     *    an owner dies before the maturity date,
     *    any annuitant survives, and
     *    there are no surviving owners,

we will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date). If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:

     * the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or

     * the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

     Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners):

     If :

     *    an owner dies before the maturity date,
     *    any annuitant survives, and
     *    there is a surviving owner,

we will transfer the interest in the contract to the surviving owner. The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

     Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

     Application of Distributed Amounts Towards the Purchase of a New Contract:
A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract. In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.

Minimum Death Benefit

     If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

     * the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or
     *    the excess of
          * the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over
          * the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

     If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

     * the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or
     *    the excess of:
          *    the sum of all purchase payments over
          * the sum of any amounts deducted in connection with partial withdrawals.

     If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

     A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

     Fixed accounts are not available in Washington state.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

     The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).


The fixed account is not available to contracts issued in the state of Washington.

          TABLE OF ACCUMULATION UNIT VALUES RELATING TO PRIOR CONTRACTS


SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                            OF YEAR(A)                END OF YEAR                    OF YEAR
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000                  $8.160547                    34,627.016
1998                                          8.160547                   7.656925                    41,134.511
1999                                          7.656925                  12.267100                    59,652.978
----------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000                 $13.613317                   135,733.204
1998                                         13.613317                  19.191525                   213,834.441
1999                                         19.191525                  37.660683                   439,623.047
----------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000                 $13.465203                   233,342.969
1997                                         13.465203                  13.348864                   450,429.209
1998                                         13.348864                  14.687879                   346,668.259
1999                                         14.687879                  26.718058                   297,099.270
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                        $12.500000                 $12.296448                    90,240.319
1998                                         12.296448                  12.617679                   148,710.766
1999                                         12.617679                  16.504105                   160,483.979
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                        $12.500000                 $14.537900                   102,965.388
1998                                         14.537900                  14.310172                   102,715.794
1999                                         14.310172                  24.427201                   122,829.358
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                        $12.500000                 $15.895877                    26,632.075
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
1996                                        $12.500000                 $13.188627                   283,880.941
1997                                         13.188627                  14.952186                   958,265.084
1998                                         14.952186                  18.869029                   803,736.602
1999                                         18.869029                  26.855000                   771,866.732
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                        $12.500000                 $12.462837                    12,667.874
----------------------------------------------------------------------------------------------------------------------
Overseas
1995                                        $10.000000                 $10.528678                   178,852.062
1996                                         10.528678                  11.660474                   687,006.606
1997                                         11.660474                  11.460078                   955,856.892
1998                                         11.460078                  12.168562                   832,545.108
1999                                         12.168562                  16.833813                   707,261.234
----------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000                 $12.620816                   152,757.810
1998                                         12.620816                  14.265882                   164,021.287
1999                                         14.265882                  18.202233                   171,066.912
----------------------------------------------------------------------------------------------------------------------
International Value
1999                                        $12.500000                  $12.83881                    52,564.605
----------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
1994                                        $10.675585                 $10.965867                    36,324.491
1995                                         10.965867                  15.402974                   663,652.478
1996                                         15.402974                  18.199588                 2,871,862.671
1997                                         18.199588                  21.347335                 3,250,746.116
1998                                         21.347335                  22.973151                 2,667,318.668
1999                                         22.973151                  28.867552                 1,969,128.617
----------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                            OF YEAR(A)                END OF YEAR                    OF YEAR
----------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000                 $11.890948                    64,896.994
1998                                         11.890948                  11.143828                   136,031.616
1999                                         11.143828                  11.837890                   110,833.955
----------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $13.117996                 $12.153179                    49,050.593
1995                                         12.153179                  12.872711                   361,285.266
1996                                         12.872711                  14.257610                 2,854,082.412
1997                                         14.257610                  16.941296                 3,095,669.746
1998                                         16.941296                  18.706100                 2,651,804.343
1999                                         18.706100                  19.073534                 2,058,275.152
----------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000                 $13.711434                    59,459.482
1997                                         13.711434                  16.906185                   241,081.231
1998                                         16.906185                  20.612746                   237,044.423
1999                                         20.612746                  27.818889                   392,471.271
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1994                                        $10.444531                 $10.303433                     7,523.248
1995                                         10.303433                  12.443644                    67,382.620
1996                                         12.443644                  13.829135                   407,378.669
1997                                         13.829135                  16.200363                   420,740.164
1998                                         16.200363                  18.982681                   407,475.288
1999                                         18.982681                  23.393391                   417,856.885
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000                 $16.067235                    37,093.601
1998                                         16.067235                  19.968902                    79,660.211
1999                                         19.968902                  24.022598                   119,064.802
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044                 $ 9.280989                    18,796.455
1995                                          9.280989                  11.551552                   274,368.201
1996                                         11.551552                  14.303631                 1,496,909.237
1997                                         14.303631                  17.859518                 2,019,046.153
1998                                         17.859518                  22.573222                 1,961,275.725
1999                                         22.573222                  26.518360                 1,756,878.003
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000                 $14.912035                   136,253.215
1998                                         14.912035                  12.255908                   187,493.937
1999                                         12.255908                  11.090818                   133,707.917
----------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000                 $15.019763                   189,688.364
1998                                         15.019763                  14.519332                   291,736.295
1999                                         14.519332                  13.883152                   230,494.539
----------------------------------------------------------------------------------------------------------------------
Growth & Income
1994                                        $10.576574                 $10.436393                    24,644.881
1995                                         10.436393                  13.263871                   448,739.926
1996                                         13.263871                  16.024067                 2,888,470.321
1997                                         16.024067                  20.936844                 3,683,351.338
1998                                         20.936844                  26.056725                 3,517,115.549
1999                                         26.056725                  30.467742                 3,324,063.963
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                        $12.500000                 $12.700198                   144,388.409


SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                            OF YEAR(A)                END OF YEAR                    OF YEAR
----------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086                 $10.578121                    31,102.019
1995                                         10.578121                  12.870851                   375,815.524
1996                                         12.870851                  15.172018                 2,075,876.729
1997                                         15.172018                  19.357272                 2,755,727.059
1998                                         19.357272                  20.794388                 2,465,922.102
1999                                         20.794388                  21.149570                 1,965,890.905
----------------------------------------------------------------------------------------------------------------------
Income & Value
1994                                        $10.269505                 $10.156264                    19,952.394
1995                                         10.156264                  12.056663                   205,665.149
1996                                         12.056663                  13.039212                 1,358,995.894
1997                                         13.039212                  14.861563                 1,405,589.059
1998                                         14.861563                  16.824988                 1,219,676.937
1999                                         16.824988                  17.986686                 1,125,825.714
----------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000                 $14.573591                    43,507.584
1998                                         14.573591                  16.377624                   106,132.643
1999                                         16.377624                  15.843343                    84,860.215
----------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000                 $13.856003                   159,593.993
1998                                         13.856003                  14.008370                   235,174.727
1999                                         14.008370                  14.881850                   210,283.790
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498                 $ 9.897404                     9,621.542
1995                                          9.897404                  11.607403                   146,877.133
1996                                         11.607403                  13.093621                   687,006.604
1997                                         13.093621                  14.293477                 1,309,575.793
1998                                         14.293477                  14.243718                 1,158,904.476
1999                                         14.243718                  14.321908                 1,054,279.029
----------------------------------------------------------------------------------------------------------------------
Global Bond
1994                                        $10.345362                 $10.262238                     6,324.370
1995                                         10.262238                  12.434811                   108,887.995
1996                                         12.434811                  13.821405                 1,152,443.822
1997                                         13.821405                  13.995892                 1,043,390.432
1998                                         13.995892                  14.814388                   832,754.874
1999                                         14.814388                  13.599529                   604,727.661
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855                 $ 9.713969                     5,980.272
1995                                          9.713969                  11.417606                   143,843.254
1996                                         11.417606                  11.519237                   727,979.095
1997                                         11.519237                  12.435620                   880,259.981
1998                                         12.435620                  13.299876                   792,835.875
1999                                         13.299876                  12.847911                   638,266.213
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
1994                                        $10.124972                 $10.050011                     2,989.757
1995                                         10.050011                  11.672867                   123,692.494
1996                                         11.672867                  12.287873                   661,002.839
1997                                         12.287873                  13.469181                   759,271.964
1998                                         13.469181                  14.663990                   604,747.668
1999                                         14.663990                  14.527388                   490,754.770


SUB-ACCOUNT                            UNIT VALUE AT START           UNIT VALUE AT           NUMBER OF UNITS AT END
                                             OF YEAR(A)                END OF YEAR                    OF YEAR
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $10.033365                 $ 9.968713                    17,964.448
1995                                          9.968713                  11.333420                   218,996.714
1996                                         11.333420                  11.522857                   909,658.556
1997                                         11.522857                  12.294922                   963,718.317
1998                                         12.294922                  12.999698                   941,111.101
1999                                         12.999698                  12.757839                   725,036.390
----------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $10.172129                 $10.290731                    46,595.747
1995                                         10.290731                  10.692803                   282,116.623
1996                                         10.692803                  11.048244                 1,414,861.094
1997                                         11.048244                  11.427217                 1,688,484.012
1998                                         11.427217                  11.811952                 1,585,641.987
1999                                         11.811952                  12.153141                 3,130,591.073
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                        $12.500000                 $13.635694                    16,912.665
1998                                         13.635694                  14.064128                    35,287.822
1999                                         14.064128                  15.855076                    20,252.890
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                        $12.500000                 $13.998474                   296,965.327
1998                                         13.998474                  14.623605                   482,081.492
1999                                         14.623605                  16.767184                   336,530.505
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                        $12.500000                 $14.031517                   217,585.010
1998                                         14.031517                  14.591457                   271,046.864
1999                                         14.591457                  16.136115                   129,605.695
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                        $12.500000                 $13.981923                   143,237.634
1998                                         13.981923                  15.096548                   197,638.622
1999                                         15.096548                  16.021927                   179,659.697
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                        $12.500000                 $13.790807                    17,023.204
1998                                         13.790807                  14.950846                    74,057.315
1999                                         14.950846                  15.324704                    70,653.704
----------------------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on April 1, 1993, except in the case of:

     *    Overseas Trust where units were first credited on January 9, 1995;

     * Mid Cap Growth and International Small Cap Trusts here units were first credited on March 4, 1996;

     *    Growth Trust where units were first credited on July 15, 1996;

     * Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, and High Yield Trusts where units were first credited on January 1, 1997;

     * Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

     * Small Company Value Trust where units were first credited on October 1, 1997; and

     * Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX G

                              QUALIFIED PLAN TYPES

     Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

     IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

     Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).


     SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).


     Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

     Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

     *    made after the owner attains age 59 1/2;
     *    made after the owner's death;
     *    attributable to the owner being disabled; or
     *    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

     In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


     As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.


     Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

     Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

     Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     * contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
     *    earnings on those contributions, and
     * earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

     Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A

                                       OF

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


      The date of this Statement of Additional Information is May 1, 2000.



            The Manufacturers Life Insurance Company of North America
                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029




--------------------------------------------------------------------------------

VISION.SAI5/00

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

General Information and History..............................................  3
Performance Data.............................................................  3
Services
       Independent Auditors.................................................. 15
       Servicing Agent....................................................... 16
       Principal Underwriter................................................. 16
Financial Statements......................................................... 17

                         GENERAL INFORMATION AND HISTORY


         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Prior to October 1, 1997 we were known as North American Security Life Insurance Company. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and it subsidiaries, collectively known as Manulife Financial.


                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -  redemption at the end of the time period, and

         -  not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -  ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -  inception date of the portfolio, or

         -  ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees, administrative fees, and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.) into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996



                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE(A)
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets              57.21%               N/A                  -1.53%              01/01/97
----------------------------------------------------------------------------------------------------------------
Science & Technology                      93.24%               N/A                  44.00%              01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                   78.91%               N/A                  21.95%              03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                         27.80%               N/A                   8.88%              01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    67.70%               N/A                  24.40%              01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                        N/A                 N/A                  24.17%              05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            39.32%               N/A                  22.12%              03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              N/A                 N/A                  -2.99%              05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                  35.34%               N/A                  11.03%              01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                       24.59%               N/A                  12.57%              01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                        N/A                 N/A                  -0.07%              05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                             22.66%             21.36%                 12.15%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                        3.34%               N/A                  -3.56%              10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                             -0.79%              9.43%                  6.96%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                    31.96%               N/A                  25.99%              07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          20.24%             17.82%                 10.95%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity                       17.30%               N/A                  23.70%              01/01/97
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          14.48%             23.36%                 13.94%              12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities                   -11.92%               N/A                  -4.77%              01/01/97
----------------------------------------------------------------------------------------------------------------
Value                                     -6.95%               N/A                   2.62%              01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                           13.93%             23.90%                 16.53%              04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                       N/A%                N/A                  -1.15%              05/01/99
----------------------------------------------------------------------------------------------------------------


Equity-Income                             -1.04%             14.86%                 12.25%              02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                             4.00%             12.11%                  8.07%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                  -5.86%               N/A                   7.37%              01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                 3.35%               N/A                   5.09%              01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            -2.17%              7.67%                  5.37%              02/19/93
----------------------------------------------------------------------------------------------------------------
Global Bond                              -10.65%              5.79%                  6.29%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Total Return                               N/A                 N/A                  -4.75%              05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   -6.00%              5.75%                  4.45%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                          -3.60%              7.65%                  5.73%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                -4.50%              5.06%                  5.12%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                               0.10%              3.38%                  3.17%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  9.73%               N/A                   7.45%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      11.66%               N/A                   9.53%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                     7.59%               N/A                   8.10%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                     3.25%               N/A                   7.83%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                -0.27%               N/A                   6.20%              01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                            1 YEAR              5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*              57.21%              2.87%                  1.61%             10/04/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                       93.24%               N/A                  44.00%             01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                    78.91%               N/A                  21.95%             03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                          27.80%               N/A                   8.88%             01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                     67.70%               N/A                  24.40%             01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                         N/A                 N/A                  24.17%             05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             39.32%               N/A                  22.12%             03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               N/A                 N/A                  -2.99%             05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                   35.34%               N/A                  11.03%             01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                        24.59%               N/A                  12.57%             01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                         N/A                 N/A                  -0.07%             05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                              22.66%             21.36%                 12.15%(B)          06/18/85
---------------------------------------------------------------------------------------------------------------
Small Company Value                         3.34%               N/A                  -3.56%             10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                              -0.79%              9.43%                  6.96%(B)          03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                     31.96%               N/A                  25.99%             07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                           20.24%             17.82%                 10.95%(B)          08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                       17.30%             23.00%                 14.07%(B)          04/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           14.48%             23.36%                 13.94%             12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                   -11.92%              5.38%                  8.83%(B)          04/30/87
----------------------------------------------------------------------------------------------------------------
Value                                      -6.95%               N/A                   2.62%             01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                            13.93%             23.90%                 16.53%             04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        N/A                 N/A                  -1.15%             05/01/99
----------------------------------------------------------------------------------------------------------------
Equity-Income                              -1.04%             14.86%                 12.25%             02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                              4.00%             12.11%                  8.07%(B)          08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                   -5.86%               N/A                   7.37%             01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                  3.35%               N/A                   5.09%             01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                             -2.17%              7.67%                  5.37%             02/19/93
----------------------------------------------------------------------------------------------------------------



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                            1 YEAR             5 YEAR         WHICHEVER IS SHORTER       DATE(A)
----------------------------------------------------------------------------------------------------------------
Global Bond                               -10.65%             5.79%                  6.29%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Total Return                                 N/A               N/A                  -4.75%              05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                    -6.00%             5.75%                  4.45%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                           -3.60%             7.65%                  5.73%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 -4.50%             5.06%                  5.12%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                                0.10%             3.38%                  3.17%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                   9.73%              N/A                   7.45%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       11.66%              N/A                   9.53%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      7.59%              N/A                   8.10%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      3.25%              N/A                   7.83%              01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 -0.27%              N/A                   6.20%              01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,            INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER         DATE(A)
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*            60.21%            15.21%                 8.71%                 10/04/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                     96.24%              N/A                201.29%                 01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  81.91%              N/A                113.74%                 03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                        30.80%              N/A                 32.03%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                   70.70%              N/A                 95.42%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                        N/A               N/A                 27.17%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           42.32%              N/A                114.84%                 03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              N/A               N/A                 -0.30%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                 38.34%              N/A                 68.34%                 01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                      27.59%              N/A                 45.62%                 01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                        N/A               N/A                  2.71%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                            25.66%           163.25%               214.87%(B)              06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                       6.23%              N/A                 -5.30%                 10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                             1.96%            56.94%                95.97%(B)              03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                   34.96%              N/A                122.55%                 07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                         23.24%           127.04%               182.59%(B)              08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                     20.30%           181.53%               273.01%(B)              04/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         17.48%           185.73%               151.22%                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  -9.51%            29.97%               133.11%(B)              04/30/87
----------------------------------------------------------------------------------------------------------------
Value                                    -4.38%              N/A                 11.07%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                          16.93%           191.94%               278.25%                 04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                       N/A               N/A                  1.60%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Equity-Income                             1.71%            99.94%               121.05%                 02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                            6.90%            77.10%               117.39%(B)              08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                 -3.26%              N/A                 26.75%                 01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                6.24%              N/A                 19.05%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            0.55%            44.70%                43.22%                 02/19/93
----------------------------------------------------------------------------------------------------------------


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR          WHICHEVER IS SHORTER        DATE(A)
----------------------------------------------------------------------------------------------------------------
Global Bond                              -8.20%            32.52%                84.03%(B)              03/18/88
----------------------------------------------------------------------------------------------------------------
Total Return                               N/A               N/A                 -2.12%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                  -3.40%            32.26%                54.63%(B)              06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                         -0.93%            44.55%                74.65%(B)              08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities               -1.86%            27.98%                64.73%(B)              03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              2.89%            18.10%                36.57%(B)              06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                12.73%              N/A                 26.87%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                     14.66%              N/A                 34.17%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                   10.59%              N/A                 29.12%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    6.13%              N/A                 28.20%                 01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                2.50%              N/A                 22.63%                 01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996



                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR          WHICHEVER IS SHORTER        DATE(A)
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets             60.21%              N/A                 -0.63%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Science & Technology                     96.24%              N/A                 44.48%                 01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  81.91%              N/A                 21.95%                 03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                        30.80%              N/A                  9.71%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                   70.70%              N/A                 25.05%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                       N/A                N/A                 27.17%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           42.32%              N/A                 22.12%                 03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                             N/A                N/A                 -0.30%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                 38.34%              N/A                 11.03%                 01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                      27.59%              N/A                 13.36%                 01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                       N/A                N/A                  2.71%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                            25.66%            21.36%                12.15%(B)              06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                       6.23%              N/A                 -2.39%                 10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                             1.96%             9.43%                 6.96%(B)              03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                   34.96%              N/A                 25.99%                 07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                         23.24%            17.82%                10.95%(B)              08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity                      20.30%              N/A                 24.35%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         17.48%            23.36%                13.94%                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities                   -9.51%              N/A                 -3.91%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Value                                    -4.38%              N/A                  3.56%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                          16.93%            23.90%                16.53%                 04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                      N/A                N/A                  1.60%                 05/01/99
----------------------------------------------------------------------------------------------------------------
Equity-Income                             1.71%            14.86%                12.25%                 02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                            6.90%            12.11%                 8.07%(B)              08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                 -3.26%              N/A                  8.23%                 01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                6.24%              N/A                  5.99%                 01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            0.55%             7.67%                 5.37%                 02/19/93
----------------------------------------------------------------------------------------------------------------
Global Bond                              -8.20%             5.79%                 6.29%(B)              03/18/88
----------------------------------------------------------------------------------------------------------------



                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR          WHICHEVER IS SHORTER        DATE(A)
----------------------------------------------------------------------------------------------------------------
Total Return                              N/A                N/A                 -2.12%               05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                  -3.40%             5.75%                 4.45%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                         -0.93%             7.65%                 5.73%(B)            08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities               -1.86%             5.06%                 5.12%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              2.89%             3.38%                 3.17%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                12.73%              N/A                  8.31%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                     14.66%              N/A                 10.36%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                   10.59%              N/A                  8.95%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    6.13%              N/A                  8.69%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                2.50%              N/A                  7.08%               01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996



                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR           5 YEAR          WHICHEVER IS SHORTER       DATE(A)
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             60.21%            2.87%                 1.61%              10/04/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      96.24%             N/A                 44.48%              01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                   81.91%             N/A                 21.95%              03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                         30.80%             N/A                  9.71%              01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    70.70%             N/A                 25.05%              01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                        N/A               N/A                 27.17%              05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            42.32%             N/A                 22.12%              03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              N/A               N/A                 -0.30%              05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                  38.34%             N/A                 11.03%              01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                       27.59%             N/A                 13.36%              01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                        N/A               N/A                  2.71%              05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                             25.66%           21.36%                12.15%(B)           06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                        6.23%             N/A                 -2.39%              10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                              1.96%            9.43%                 6.96%(B)           03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                    34.96%             N/A                 25.99%              07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          23.24%           17.82%                10.95%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      20.30%           23.00%                14.07%(B)           04/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          17.48%           23.36%                13.94%              12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                   -9.51%            5.38%                 8.83%(B)           04/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     -4.38%             N/A                  3.56%              01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                           16.93%           23.90%                16.53%              04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                       N/A               N/A                  1.60%              05/01/99
----------------------------------------------------------------------------------------------------------------
Equity-Income                              1.71%           14.86%                12.25%              02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                             6.90%           12.11%                 8.07%(B)           08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                  -3.26%             N/A                  8.23%              01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                 6.24%             N/A                  5.99%              01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                             0.55%            7.67%                 5.37%              02/19/93
----------------------------------------------------------------------------------------------------------------


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR           5 YEAR          WHICHEVER IS SHORTER       DATE(A)
----------------------------------------------------------------------------------------------------------------
Global Bond                               -8.20%            5.79%                 6.29%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Total Return                               N/A               N/A                 -2.12%               05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   -3.40%            5.75%                 4.45%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                          -0.93%            7.65%                 5.73%(B)            08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                -1.86%            5.06%                 5.12%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                               2.89%            3.38%                 3.17%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 12.73%             N/A                  8.31%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      14.66%             N/A                 10.36%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    10.59%             N/A                  8.95%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                     6.13%             N/A                  8.69%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 2.50%             N/A                  7.08%               01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996




                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,           INCEPTION
TRUST PORTFOLIO                           1 YEAR           5 YEAR          WHICHEVER IS SHORTER        DATE(A)
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*             60.21%           15.21%                 8.71%               10/04/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      96.24%             N/A                201.29%               01/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                   81.91%             N/A                113.74%               03/04/96
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                         30.80%             N/A                 32.03%               01/01/97
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    70.70%             N/A                 95.42%               01/01/97
----------------------------------------------------------------------------------------------------------------
Small Company Blend                        N/A               N/A                 27.17%               05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            42.32%             N/A                114.84%               03/04/96
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              N/A               N/A                 -0.30%               05/01/99
----------------------------------------------------------------------------------------------------------------
Overseas                                  38.34%             N/A                 68.34%               01/09/95
----------------------------------------------------------------------------------------------------------------
International Stock                       27.59%             N/A                 45.62%               01/01/97
----------------------------------------------------------------------------------------------------------------
International Value                        N/A%              N/A                  2.71%               05/01/99
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend                             25.66%          163.25%               214.87%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Small Company Value                        6.23%             N/A                 -5.30%               10/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                              1.96%           56.94%                95.97%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Growth                                    34.96%             N/A                122.55%               07/15/96
----------------------------------------------------------------------------------------------------------------
Large Cap Growth                          23.24%          127.04%               182.59%(B)            08/03/89
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                      20.30%          181.53%               273.01%(B)            04/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                          17.48%          185.73%               151.22%               12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                   -9.51%           29.97%               133.11%(B)            04/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     -4.38%             N/A                 11.07%               01/01/97
----------------------------------------------------------------------------------------------------------------
Growth & Income                           16.93%          191.94%               278.25%               04/23/91
----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        N/A              N/A                  1.60%               05/01/99
----------------------------------------------------------------------------------------------------------------
Equity-Income                              1.71%           99.94%               121.05%               02/19/93
----------------------------------------------------------------------------------------------------------------
Income & Value                             6.90%           77.10%               117.39%(B)            08/03/89
----------------------------------------------------------------------------------------------------------------
Balanced                                  -3.26%             N/A                 26.75%               01/01/97
----------------------------------------------------------------------------------------------------------------
High Yield                                 6.24%             N/A                 19.05%               01/01/97
----------------------------------------------------------------------------------------------------------------
Strategic Bond                             0.55%           44.70%                43.22%               02/19/93
----------------------------------------------------------------------------------------------------------------


                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
TRUST PORTFOLIO                           1 YEAR           5 YEAR          WHICHEVER IS SHORTER       DATE(A)
----------------------------------------------------------------------------------------------------------------
Global Bond                               -8.20%           32.52%                84.03%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Total Return                                N/A              N/A                 -2.12%               05/01/99
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   -3.40%           32.26%                54.63%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Diversified Bond                          -0.93%           44.55%                74.65%(B)            08/03/89
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                -1.86%           27.98%                64.73%(B)            03/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                               2.89%           18.10%                36.57%(B)            06/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 12.73%             N/A                 26.87%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      14.66%             N/A                 34.17%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    10.59%             N/A                 29.12%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                     6.13%             N/A                 28.20%               01/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 2.50%             N/A                 22.63%               01/07/97
----------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B) 10 year average annual return.


                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of the Company at December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for the two years in the period then ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -  daily updates on:
            -   accumulation unit values
            -   variable annuity participants and transaction
            -   agent production and commissions;
         -  semimonthly commission statements;
         -  monthly summaries of agent production and daily transaction reports;
         -  semiannual statements for contract owners; and
         -  annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $183,494,116, $122,828,714 and
$29,615,342 respectively. MSS did not retain any of these amounts during such periods.

                                     PART C


                               OTHER INFORMATION


         Guide to Name Changes and Successions:

         The following name changes took place October 1, 1997:

                                  Old Name                                                        New Name
         NASL Variable Account                                        The Manufacturers Life Insurance Company of North
                                                                      America Separate Account A
         North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

         The following name changes took place November 1, 1997:

                                  Old Name                                                        New Name
         NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

         The following name changes took place September 24, 1999:

                                  Old Name                                                        New Name
         Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

         On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.


                                      *****

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS



         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers
                      Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) (Part B of the registration statement). TO BE FILED BY AMENDMENT

                  (2) Financial Statements of the Depositor, The Manufacturers
                      Life Insurance Company of North America (formerly North American Security Life Insurance Company) (Part B of the registration statement). TO BE FILED BY AMENDMENT


         (b)      Exhibits

                  (1)       (i)     Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account - Incorporated by reference to
                                    Exhibit (b)(1)(i) to Form N-4, file number
                                    33-76162, filed February 25, 1998.

                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(i)(iii) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 --

                                    Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts, dated September 26, 1997 -- Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162, February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (i)       Underwriting Agreement between North
                                    American Security Life Insurance Company
                                    (Depositor) and NASL Financial Services,
                                    Inc. (Underwriter) -- Incorporated by
                                    reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, March 1, 1999.

                           (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Previously filed as Exhibit
                                    (b)(3)(ii) to post-effective amendment no.
                                    3 to Form N-4 filed February 28, 1997.

                           (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit
                                    (b)(3)(iii) to Form N-4, file number
                                    33-76162, February 25, 1998.

                           (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (4)      (i)(A)   Specimen Flexible Purchase Payment
                                    Individual Deferred Variable Annuity
                                    Contract, Non-Participating (VIS25) -
                                    Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (i)(B)   Specimen Flexible Purchase Payment
                                    Individual Deferred Variable Annuity
                                    Contract, Non-Participating (VV) -
                                    Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                                    (ENDORSEMENT.001) - Previously filed as
                                    Exhibit (b)(4)(iii) to post-effective
                                    amendment no. 4 to Form N-4 filed February
                                    26, 1998.

                           (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (vii)    Roth Individual Retirement Annuity
                                    Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (5)      (i)(A)   Specimen Application for Flexible
                                    Purchase Payment Individual Deferred
                                    Combination Fixed and Variable Annuity
                                    Contract, Non-Participating (VIS25)
                                    Previously filed as Exhibit (b)(5)(i) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.


                           (i)(B) Specimen Application for Flexible Payment Deferred Combination Fixed and
                                    Variable Annuity Contract - Filed Herein


                           (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(5)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (6)      (i)      Certificate of Incorporation of North
                                    American Security Life Insurance Company --
                                    Incorporated by reference to Exhibit (3)(i) to Form 10Q of The Manufacturers Life
                                    Insurance Company of North America, filed
                                    November 14, 1997.

                           (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                                    (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                           (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                           (vi)     Amended and Restated By-laws of The
                                    Manufacturers Life Insurance Company of
                                    North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (7)      (i)      Contract of reinsurance in connection
                                    with the variable annuity contracts being offered - Reinsurance and Accounts
                                    Receivable Agreements between North American
                                    Security Life Insurance Company and ITT
                                    Lyndon Life, effective December 31, 1993, and Amendments thereto effective January 1, 1994 and

                                    December 31, 1994 -- Incorporated
                                    by reference to Exhibit (b)(7)(i) to Form
                                    N-4, file number 33-76162, filed February
                                    25, 1998.

                           (ii)(A) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 (VIS25) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.

                           (ii)(B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 (VV) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.

                           (iii) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Contract between North American Security
                                    Life Insurance Company and Swiss Re America, effective August 1, 1995 - Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.

                           (iv) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Contract between The Manufacturers Life
                                    Insurance Company of North America and
                                    Manulife Reinsurance Corporation (USA),
                                    effective July 1, 1998 - Previously filed as
                                    Exhibit (b)(7)(iv) to post-effective
                                    amendment no. 6 to Form N-4 filed December
                                    16, 1998.

                           (v)      Coinsurance Agreement between The
                                    Manufacturers Life Insurance Company of
                                    North America and The Manufacturers Life
                                    Insurance Company (USA) - Incorporated by reference to Exhibit 10(ix) to Form 10K, file number 333-6011, filed March 30, 1999 on behalf of The Manufacturers Life Insurance Company of North America.


                          (vi) Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to
                                    Exhibit 10(iv) to pre-effective amendment
                                    No. 1 to Form S-1, file number 333-6011
                                    filed January 29, 1997.


                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                  (9)      (i)      Opinion of Counsel and consent to its
                                    use as to the legality of the securities being registered (VIS25) -- Previously filed as Exhibit (b)(9)(i) to post-effective amendment no. 4 to Form N-4 filed February
                                    26, 1998.

                           (ii) Opinion of Counsel and consent to its use as to the legality of the securities being registered (VV) - Previously filed as Exhibit (b)(9)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.


                  (10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 -- Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

                  (14)     Financial Data Schedule -- Not Applicable.

                  (15)     (i)       Power of Attorney - John D. Richardson
                                    (Director, North American Security Life
                                    Insurance Company) -- Incorporated by
                                    reference to Exhibit (b)(15)(ii) to Form
                                    N-4, file number 33-76162, filed April 29,
                                    1997.

                           (ii)     Power of Attorney - David W. Libbey
                                    (Principal Financial Officer of North
                                    American Security Life Insurance Company) --
                                    Incorporated by reference to Exhibit
                                    (24)(ii) to Form 10Q of The Manufacturers
                                    Life Insurance Company of North America
                                    filed November 14, 1997.

                           (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) - Incorporated by reference to Exhibit (14)(iv) to post-effective amendment no. 1 to Form N-4, file number 333-38081 filed April 19, 1999.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA



Name and Principal
Business Address                            Position with Manulife North America
------------------                          ------------------------------------
John D. DesPrez III                         Director and Chairman of the Board of
73 Tremont Street                           Directors
Boston, MA  02108

James R. Boyle                              Director and President
500 Boylston Street
Boston, MA  02116

John D. Richardson                          Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

Robert Boyda                                Vice President, Investment Management Services
73 Tremont Street
Boston, MA 02108

James D. Gallagher                          Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Kevin S. Hill                               Vice President, Business Implementation
500 Boylston Street


Boston, MA 02116

Brian A. Kroll                              Vice President, Product Development
500 Boylston Street
Boston, MA 02116

David W. Libbey                             Vice President, Treasurer & Chief Financial Officer
500 Boylston Street
Boston, MA 02116

Jonnie Smith                                Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA 02116

Janet Sweeney                               Vice President, Human Resources
73 Tremont Street
Boston, MA 02108

John G. Vrysen                              Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.


MANULIFE FINANCIAL CORPORATION
Corporate Organization as at December 31, 1999

Manulife Financial Corporation (Canada)

The Manufacturers Life Insurance Company (Canada)

1.                Manulife Data Services Inc. - Barbados (100%)

2.                MF Leasing (Canada) Inc. - Ontario (100%)
     2.1          1332953 Ontario Inc. - Ontario (100%)

3.                Enterprise Capital Management Inc. - Ontario (20%)

4.                Cantay Holdings Inc. - Canada (100%)

5.                994744 Ontario Inc. - Ontario (100%)

6.                3426505 Canada Inc. - Canada (100%)

7.                Family Realty First Corp. - Ontario (100%)

8.                Manulife Bank of Canada - Canada (100%)

9.                Manulife Securities International Ltd. - Canada (100%)

10.               NAL Resources Limited - Alberta (100%)

11.               Manulife International Capital Corporation Limited - Ontario
                  (100%)
     11.1.        Golf Town Canada Inc. - Canada (100%)
     11.2.        Regional Power Inc. - Ontario (100%)
          11.2.1. Addalam Power Corporation - Philippines
          11.2.2. La Regionale Power Angliers Inc. - Canada (100%)

          11.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%)

     11.3.        VFC Inc. - Canada (100%)

     11.4.        1198184 Ontario Limited - Ontario (100%)

12.               1293319 Ontario Inc. - Ontario (100%)

13. FNA Financial Inc. - Canada (100%) 13.1.Elliott & Page Limited - Ontario (100%)
     13.2.        Seamark Asset Management Ltd. - Canada (67.86%)
     13.3.        NAL Resources Management Limited - Canada (100%)
          13.3.1. Caravan Oil & Gas Ltd. -Alberta (12.2%)
          13.3.2. Carrack Energy Inc. - Alberta (16%)
     13.4.        First North American Insurance Company - Canada (100%)

14.               MLI Resources Inc. - Alberta (100%)

15.               Stylus Exploration Inc. - Alberta (100%)

16.               Manucab Ltd. - Canada (100%)
     16.1.        Plazcab Service Limited - Newfoundland (100%)

17.               The Manufacturers Investment Corporation - Michigan (100%)
     17.1.        Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
          17.1.1. Manulife Reinsurance Limited - Bermuda (100%)
               17.1.1.1.  MRL Holding, LLC - Delaware (99%)
          17.1.2. MRL Holding, LLC - Delaware (1%)
               17.1.2.1.  Manulife-Wood Logan Holding Co. Inc. - Delaware
                          (22.4%)
          17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
               17.1.3.1.  Manulife-Wood Logan Holding Co. Inc. - Delaware
                          (77.6%)
                    17.1.3.1.1.  Manulife Wood Logan, Inc. - Connecticut (100%)
                    17.1.3.1.2. The Manufacturers Life Insurance Company of North America - Delaware (100%)
                         17.1.3.1.2.1. Manufacturers Securities Services, LLC - Delaware (90%)
                         17.1.3.1.2.2.  The Manufacturers Life Insurance Company
                                        of New York - New York (100%)
                              17.1.3.1.2.2.1  Manufacturers Securities Services,
                                              LLC - Delaware (10%)
               17.1.3.2.  Flex Leasing 1, LLC - Delaware (50%)
               17.1.3.3.  Ennal, Inc. - Ohio (100%)
               17.1.3.4.  ESLS Investment Limited, LLC - Ohio (100%)
               17.1.3.5.  Thornhill Leasing Investments, LLC - Delaware (90%)
               17.1.3.6. The Manufacturers Life Insurance Company of America - Michigan (100%)
                    17.1.3.6.1.  Manulife Holding Corporation - Delaware (100%)
                         17.1.3.6.1.1.  ManEquity, Inc. - Colorado (100%)
                         17.1.3.6.1.2. Manufacturers Adviser Corporation - Colorado (100%)
                         17.1.3.6.1.3. Manulife Capital Corporation - Delaware (100%)
                              17.1.3.6.1.3.1. MF Private Capital, Inc. -
                                              Delaware (80.4%)
                                   17.1.3.6.1.3.1.1. MF Private Capital
                                                     Securities, Inc. - Delaware
                                                     (100%)
                                   17.1.3.6.1.3.1.2. MFPC Ventures, Inc. -
                                                     Delaware (100%)
                                   17.1.3.6.1.3.1.3. MFPC Insurance Advisors,
                                                     Inc. - Delaware (100%)
                         17.1.3.6.1.4. Manulife Property Management of Washington, D.C. Inc. - Washington, D.C. (100%)
                         17.1.3.4.1.5. ManuLife Service Corporation - Colorado (100%)
                         17.1.3.4.1.6.  Manulife Leasing Co., LLC. - Delaware
                                        (80%)

18.               Manulife International Investment Management Limited - U.K.
                  (100%)
     18.1.        Manulife International Fund Management Limited - U.K. (100%)

19.               WT(SW) Properties Ltd. - U.K. (100%)

20.               Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany
                  (100%)

21.               Manulife International Holdings Limited - Bermuda (100%) 21.1.
                  Manulife Provident Funds Trust Company Limited - Hongkong
                  (100%)
     21.2.        Manulife (International) Limited - Bermuda (100%)
          21.2.1. Zhong Hong Life Insurance Co. Ltd. - China (51%)
     21.3.        Manulife Funds Direct (Barbados) Limited - Barbados (100%)
          21.3.1. Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)
          21.3.2. Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)

22.               ManuLife (International) Reinsurance Limited - Bermuda (100%)
     22.1.        Manufacturers Life Reinsurance Limited - Barbados (100%)
     22.2.        Manufacturers P&C Limited - Barbados (100%)
     22.3.        Manulife Management Services Ltd. - Barbados (100%)

23.               Chinfon-Manulife Insurance Company Limited - Bermuda (60%)

24.               Manulife Century Investments (Bermuda) Limited - Bermuda (13%)

25.               Manulife Century Investments (Alberta) Inc. - Alberta (100%)
     25.1         Manulife Century Investments (Bermuda) Limited - Bermuda (87%)
          25.1.1  Daihyaku System Service Co. Ltd. - Japan (90%)
     25.2         Manulife Century Investments (Luxembourg) S.A. - Luxembourg
                  (100%)
          25.2.1 Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)
               25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda (100%)
                    25.2.1.1.1 Manulife Century Life Insurance Company - Japan (8.8%)
               25.2.1.2  Manulife Century Life Insurance Company - Japan (74.6%)
                    25.2.1.2.1  Daihyaku System Service Co. Ltd. - Japan (10%)
                    25.2.1.2.2  Manulife Century Business Company - Japan (100%)
                    25.2.1.2.3  Kyoritsu Confirm Co., Ltd. - Japan (9.1%)
                    25.2.1.2.4  Daihyaku Premium Collection Co., Ltd. - Japan
                                (10%)
               25.2.1.3  Kyoritsu Confirm Co., Ltd. - Japan (90.9%)
               25.2.1.4  Daihyaku Premium Collection Co., Ltd. - Japan (57%)

26.               P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)
     26.1.        P.T. Buanadays Sarana Informatika - Indonesia (100%)
     26.2.        P.T. Asuransi Jiwa Arta Mandiri Prime- Indonesia (100%)

27.               OUB Manulife Pte. Ltd. - Singapore (50%)

28.               The Manufacturers Life Insurance Company (Phils.) Inc. -
                  Philippines (100%)

Item 27.  NUMBER OF CONTRACT OWNERS.

As of December 31, 2000, there were 2,307 qualified and 6,395 non-qualified contracts for VIS25 and 645 qualified and 2,120 non-qualified contracts for VV of the series offered hereby outstanding.


Item 28.  INDEMNIFICATION.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended.

Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:


a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS.

a.          NAME OF INVESTMENT COMPANY                  CAPACITY IN WHICH ACTING
            --------------------------                  ------------------------
            Manufacturers Investment Trust              Investment Adviser

            The Manufacturers Life Insurance            Principal Underwriter
            Company of North America Separate
            Account A

            The Manufacturers Life Insurance            Principal Underwriter
            Company of North America Separate
            Account B

            The Manufacturers Life Insurance            Principal Underwriter
            Company of New York Separate
            Account A

            The Manufacturers Life Insurance            Principal Underwriter
            Company of New York Separate
            Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c.     None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.


All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  MANAGEMENT SERVICES.

None.

Item 32. UNDERTAKINGS.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of February, 2000.



                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA SEPARATE
                                           ACCOUNT A
                                           -------------------------------------
                                                    (Registrant)


                                       By: THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           -------------------------------------
                                                    (Depositor)



                                       By: /s/ JAMES R. BOYLE
                                           -------------------------------------
                                           James R. Boyle, President



Attest:

/s/ JAMES D. GALLAGHER
---------------------------------
James D. Gallagher, Secretary



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of February, 2000 in the City of Boston, and Commonwealth of Massachusetts.



                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           -------------------------------------
                                                    (Depositor)




                                       By: /s/ JAMES R. BOYLE
                                           -------------------------------------
                                           James R. Boyle, President



Attest:


/s/ JAMES D. GALLAGHER
---------------------------------
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 28th day of February, 2000.





SIGNATURE                                        TITLE
*
------------------------------------             Director and Chairman
John D. DesPrez III                              of the Board



/s/ JAMES R. BOYLE                               Director and President
-------------------------------------            (Principal Executive Officer)
James R. Boyle


*
-------------------------------------            Director
John D. Richardson



*
--------------------------------------          Vice President, Treasurer
David W. Libbey                                 and Chief Financial Officer
                                                (Principal Financial Officer)



*By: /s/ JAMES D. GALLAGHER
--------------------------------------
     James D. Gallagher
     Attorney-in-Fact
     Pursuant to Powers
     of Attorney


                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

5(i)(B) Specimen Application for Flexible Payment Deferred Combination Fixed and Variable Annuity Contract.